Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue.
Lease component	$ 1,075,544	$ 1,736,864	$ 1,534,415
Services component	635,681	388,675	426,884
Total revenue	$ 1,711,225	$ 2,125,539	$ 1,961,299